VANECK MORNINGSTAR WIDE MOAT ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (unaudited)
1
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Footnotes:
Number
of Shares Value
COMMON STOCKS: 100.0%
Banks : 2.4%
US Bancorp 8,607,287 $ 341,709,294
Underline
Capital Goods : 15.1%
Allegion plc 2,849,315 336,646,567
Boeing Co. * 977,986 178,003,232
Emerson Electric Co. 1,646,527 181,381,414
Honeywell International, Inc. 895,398 191,203,289
Huntington Ingalls Industries,
Inc. 734,297 180,879,380
Lockheed Martin Corp. 415,525 194,091,728
Masco Corp. 2,589,848 172,665,166
Northrop Grumman Corp. 418,236 182,329,984
Rockwell Automation, Inc. 681,443 187,587,629
RTX Corp. 3,655,685 366,994,217
2,171,782,606
Commercial & Professional Services : 4.6%
Equifax, Inc. 1,371,795 332,605,416
TransUnion 4,508,548 334,353,919
666,959,335
Consumer Discretionary Distribution &
Retail : 3.7%
Amazon.com, Inc. * 1,031,713 199,378,537
Etsy, Inc. * 5,518,127 325,459,131
524,837,668
Consumer Durables & Apparel : 2.0%
NIKE, Inc. 3,780,043 284,901,841
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Consumer Services : 2.3%
Starbucks Corp. 4,212,738 327,961,653
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Financial Services : 3.8%
Charles Schwab Corp. 2,619,984 193,066,621
MarketAxess Holdings, Inc. † 1,724,259 345,765,657
538,832,278
Food, Beverage & Tobacco : 9.2%
Altria Group, Inc. 8,255,392 376,033,106
Brown-Forman Corp. † 4,163,305 179,813,143
Campbell Soup Co. 8,331,628 376,506,269
PepsiCo, Inc. 1,104,540 182,171,782
Philip Morris International, Inc. 1,984,030 201,041,760
1,315,566,060
Health Care Equipment & Services : 5.7%
Medtronic Plc 2,081,584 163,841,477
Veeva Systems, Inc. * 1,737,567 317,992,137
Zimmer Biomet Holdings, Inc. 3,106,214 337,117,405
818,951,019
Number
of Shares Value
Household & Personal Products : 5.9%
Clorox Co. 1,364,244 $ 186,178,379
Estee Lauder Cos, Inc. 2,834,253 301,564,519
Kenvue, Inc. 19,332,170 351,458,850
839,201,748
Materials : 5.3%
Corteva, Inc. 6,727,599 362,886,690
International Flavors &
Fragrances, Inc. 4,172,624 397,275,531
760,162,221
Media & Entertainment : 5.4%
Alphabet, Inc. 1,350,932 246,072,264
Comcast Corp. 9,016,628 353,091,152
Walt Disney Co. 1,772,303 175,971,965
775,135,381
Pharmaceuticals, Biotechnology & Life
Sciences : 14.5%
Agilent Technologies, Inc. 2,554,009 331,076,187
Biogen, Inc. * 803,912 186,362,880
Bio-Rad Laboratories, Inc. * 630,611 172,226,170
Bristol-Myers Squibb Co. 7,608,014 315,960,821
Gilead Sciences, Inc. 5,257,901 360,744,588
Pfizer, Inc. 13,118,436 367,053,839
Thermo Fisher Scientific, Inc. 310,316 171,604,748
Waters Corp. * 593,597 172,214,362
2,077,243,595
Semiconductors & Semiconductor
Equipment : 3.0%
Microchip Technology, Inc. 2,013,631 184,247,237
Teradyne, Inc. 1,624,301 240,867,595
425,114,832
Software & Services : 14.4%
Adobe, Inc. * 719,518 399,721,030
Autodesk, Inc. * 1,475,900 365,211,455
Fortinet, Inc. * 5,416,082 326,427,262
Microsoft Corp. 435,951 194,848,300
Roper Technologies, Inc. 329,315 185,621,693
Salesforce, Inc. 757,622 194,784,616
Tyler Technologies, Inc. * 428,608 215,495,530
Workday, Inc. * 846,950 189,344,142
2,071,454,028
Technology Hardware & Equipment : 1.2%
Keysight Technologies, Inc. * 1,293,514 176,888,040
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Transportation : 1.5%
CH Robinson Worldwide, Inc. † 2,473,204 217,938,736
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Total Common Stocks
(Cost: $14,182,625,571) 14,334,640,335
Total Investments: 100.0%
(Cost: $14,182,625,571) 14,334,640,335
Liabilities in excess of other assets: 0.0% (4,187,368)
NET ASSETS: 100.0% $ 14,330,452,967
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $40,707,660.